Note 25 - Revenue From Contracts With Customers - Schedule of Non-interest Income From Customer Contracts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fees and gains on sales of mortgage loans(1)		$ 9,997	$ 9,560	$ 6,802
BOLI and annuity earnings(1)		1,109	959	723
Security gain (loss), net(1)		28	882	(268)
Revenue from contract with customer, total non-interest income		37,096	33,140	28,349
Fees and Gains on Sales of Mortgage Loans [Member]
Fees and gains on sales of mortgage loans(1)	[1]	9,997	9,560	6,802
Service Charges on Deposits [Member]
Revenue from contract with customer, non-interest income		6,137	5,659	6,952
Debit and Credit Card Interchange Income [Member]
Revenue from contract with customer, non-interest income		12,029	9,187	8,301
Brokerage Income [Member]
Revenue from contract with customer, non-interest income		6,368	4,837	4,411
BOLI and Annuity Earnings [Member]
BOLI and annuity earnings(1)	[1]	1,109	959	723
Security Gain (Loss), Net [Member]
Security gain (loss), net(1)	[1]	28	882	(268)
Other Non-interest income [Member]
Revenue from contract with customer, non-interest income		$ 1,428	$ 2,056	$ 1,428

[1]	Not within the scope of ASC Topic 606.